Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	$ 1,345,515
Ending balance, Intangible assets other than goodwill	1,362,281	$ 1,345,515
Cash-settled additions		237,778
Additions to intangible assets	(457,364)	(674,275)	[1]	$ (102,236)	[1]
Investing Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions	217,861
Additions to intangible assets	(457,364)
Investing Activities | Trade payables and trade payables - related parties
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions to intangible assets	(239,503)
Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	194,854
Ending balance, Intangible assets other than goodwill	294,051	194,854
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	2,530
Ending balance, Intangible assets other than goodwill	9,832	2,530
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	1,148,131
Ending balance, Intangible assets other than goodwill	1,058,398	1,148,131
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	1,778,761	1,692,270
Additions	347,339	306,315
Effect of foreign currency exchange rate differences	54,631	(209,817)
Derecognition due to program changes	(8,341)	(10,007)
Divestments and disposals	(12,347)
Ending balance, Intangible assets other than goodwill	2,160,043	1,778,761		1,692,270
Acquisition cost | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	209,710	149,148
Additions	99,362	89,744
Effect of foreign currency exchange rate differences	12,214	(19,175)
Derecognition due to program changes	(8,341)	(10,007)
Divestments and disposals	0
Ending balance, Intangible assets other than goodwill	312,945	209,710		149,148
Acquisition cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	3,203	2,446
Additions	7,665	1,039
Effect of foreign currency exchange rate differences	512	(282)
Derecognition due to program changes	0	0
Divestments and disposals	0
Ending balance, Intangible assets other than goodwill	11,380	3,203		2,446
Acquisition cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	1,565,848	1,540,676
Additions	240,312	215,532
Effect of foreign currency exchange rate differences	41,905	(190,360)
Derecognition due to program changes	0	0
Divestments and disposals	(12,347)
Ending balance, Intangible assets other than goodwill	1,835,718	1,565,848		1,540,676
Depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(433,246)	(374,563)
Effect of foreign currency exchange rate differences	(12,711)	44,407
Divestments and disposals	12,297
Impairment loss	(257,067)
Amortization expense	(107,035)	(103,090)
Ending balance, Intangible assets other than goodwill	(797,762)	(433,246)		(374,563)
Depreciation and impairment | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(14,856)	(15,659)
Effect of foreign currency exchange rate differences	(597)	2,014
Divestments and disposals	0
Impairment loss	(2,693)
Amortization expense	(748)	(1,211)
Ending balance, Intangible assets other than goodwill	(18,894)	(14,856)		(15,659)
Depreciation and impairment | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(673)	(433)
Effect of foreign currency exchange rate differences	(63)	35
Divestments and disposals	0
Impairment loss	0
Amortization expense	(812)	(275)
Ending balance, Intangible assets other than goodwill	(1,548)	(673)		(433)
Depreciation and impairment | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(417,717)	(358,471)
Effect of foreign currency exchange rate differences	(12,051)	42,358
Divestments and disposals	12,297
Impairment loss	(254,374)
Amortization expense	(105,475)	(101,604)
Ending balance, Intangible assets other than goodwill	$ (777,320)	$ (417,717)		$ (358,471)

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.